Financial Instruments and Financial Risk Management - Schedule of Contractual Maturities for Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Contractual maturities by period
Total	$ 12,175	$ 10,194
Less than 1 year	2,739	2,390
1-3 years	2,412	1,441
4-5 years	2,013	1,800
After 5 years	5,011	4,563
Accounts payable and accrued liabilities
Contractual maturities by period
Total	1,902	1,544
Less than 1 year		1,544
1-3 years	0	0
4-5 years	0	0
After 5 years	0	0
Short-term debt
Contractual maturities by period
Total	293	169
Less than 1 year	293	169
1-3 years	0	0
4-5 years	0	0
After 5 years	0	0
Other current liabilities
Contractual maturities by period
Total	52	43
Less than 1 year	52	43
1-3 years	0	0
4-5 years	0	0
After 5 years	0	0
Risk management contract liabilities
Contractual maturities by period
Total	470	293
Less than 1 year	172	128
1-3 years	183	85
4-5 years	57	25
After 5 years	58	55
Current portion of long-term debt
Contractual maturities by period
Total	327	506
Less than 1 year	327	506
1-3 years	0	0
4-5 years	0	0
After 5 years	0	0
Long-term debt
Contractual maturities by period
Total	8,641	7,639
Less than 1 year	0	0
1-3 years	2,241	1,356
4-5 years	1,968	1,775
After 5 years	4,432	$ 4,508
Debt classified as held for sale
Contractual maturities by period
Total	60
Less than 1 year	7
1-3 years	12
4-5 years	12
After 5 years	29
Subordinated hybrid notes
Contractual maturities by period
Total	550
Less than 1 year	0
1-3 years	0
4-5 years	0
After 5 years	$ 550